Business Combination, Significant Transaction and Sale of Business (Details 3) - KnowledgePrice.com [Member] $ in Thousands	Dec. 27, 2017 USD ($)
Statement Line Items [Line Items]
Net assets excluding cash acquired	$ 505
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195
Total assets acquired, net of acquired cash	$ 5,754